Summary of Significant Accounting Policies - Additional Information (Detail)		3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 18, 2015 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2016 USD ($) Segment Customer	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) Customer	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Significant Accounting Policies [Line Items]
Number of customers with supply agreement | Customer				4		5
Agreements expiring period				2016
Agreements expiring period				2020
Rail car revenue recognized		$ 1,395,000	$ 865,000	$ 4,337,000	$ 2,521,000	$ 3,543,000	$ 1,563,000
Monthly reservation charges revenue recognized under certain customer contracts		5,000,000	0	10,541,000	0
Amount related to minimum commitments under customer contracts due or payable		0		$ 0		$ 0	0
Accounts receivables due period				30 days		30 days
Accounts receivables, allowance for doubtful accounts		189,000		$ 189,000		$ 0	161,000
Deferred revenue balance		5,204,000		5,204,000		7,133,000	0
Revenue generated from shipping		0	0	121,000	2,294,000	2,294,000	3,972,000
Cost of goods sold generated from shipping		0	0	157,000	2,257,000	2,257,000	4,246,000
Inventory write-down		0	0	0	0
Fees attributable to lender		1,664,000		1,664,000		1,664,000
Amortization of deferred financing cost		37,000	37,000	117,000	107,000	251,000	86,000
Accretion expense of debt discount		73,000	73,000	232,000	217,000	519,000	183,000
Accelerated amortization of debt issuance costs	$ 324,000			18,000
Recognized income tax interest and penalties				0
Probable environmental matters		0		$ 0		0
Number of operating segment | Segment				1
Cash exceeding federally insured limits value						250,000
Impairment of long lived assets							0
Asset retirement obligation		1,234,000		$ 1,234,000		1,180,000	1,765,000	$ 204,000
Unbilled Revenues
Significant Accounting Policies [Line Items]
Deferred revenue						3,875,000	$ 0
Take-or-pay Contracts [Member]
Significant Accounting Policies [Line Items]
Revenue recognized relating to minimum required payments		$ 0	$ 0	$ 2,997,000	$ 0	$ 10,095,000